Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal									$ 3,830	$ 1,175	$ 2,761
State									0	(181)	385
Total current									3,830	994	3,146
Deferred:
Federal									(7)	674	3,189
State									0	0	1,567
Total deferred									(7)	674	4,756
Income Tax Expense (Benefit), Total	$ 941	$ 954	$ 837	$ 1,091	$ 586	$ 446	$ 225	$ 411	$ 3,823	$ 1,668	$ 7,902